Basis of Presentation of the Consolidated Financial Statements - Capital Increase in Colombia Telecommunicaciones (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018 EUR (€)	Sep. 30, 2018 COP ($)	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 COP ($)	Sep. 27, 2017 EUR (€)	Sep. 27, 2017 COP ($)	Aug. 29, 2017 EUR (€)	Aug. 29, 2017 COP ($)	Jul. 25, 2017 EUR (€)	Jul. 25, 2017 COP ($)
Disclosure of subsidiaries [line items]
Issued capital						€ 934	$ 3,240,652	€ 317	$ 1,114,433
Colombia Telecomunicaciones, S.A., ESP
Disclosure of subsidiaries [line items]
Issued capital						€ 1,384	$ 4,800,966	€ 470	$ 1,651,012	€ 470	$ 1,651,012
Payment obligations assumed by government (as a percent)						32.50%	32.50%
Colombia Telecomunicaciones, S.A., ESP | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of subsidiaries [line items]
Consideration paid for the acquisition of control		€ 147	$ 509,975	€ 147	$ 509,975
Colombia Telecomunicaciones, S.A., ESP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	67.50%
Colombia Telecomunicaciones, S.A., ESP | Telefonica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	67.50%
Colombia Telecomunicaciones, S.A., ESP | Colombian Government
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	32.50%